Other Financial Liabilities - Future undiscounted debt flows (Details) - copy - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 35,667	$ 26,647
December 31, 2017	86,306	77,845
Financial Assets At Fair Value Through Profit Or Loss	23,584	49,345
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	2,477,021
Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,055	7,623
More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	26,612	19,024
Year 2
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	51,610	24,792
Year 3
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	20,787	39,618
Year 4
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,623	10,517
Year 5
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,584	$ 2,918
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,702
JSL 4 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	28.41%
December 31, 2017	$ 113
December 31, 2017	221
JSL 4 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	27
JSL 4 [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	86
JSL 4 [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	58
JSL 4 [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	66
JSL 4 [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	33
JSL 4 [Member] | Year 5 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	7
JSL 4 [Member] | More than five years | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 57
Peru | Banco Continental [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.23%	5.98%
December 31, 2017	$ 10,886
Peru | Banco Continental [Member] | Year 2 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,946
Peru | Banco Continental [Member] | Year 3 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3,073
Peru | Banco Continental [Member] | Year 4 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3,210
Peru | Banco Continental [Member] | Year 5 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,657
Peru | Banco Santander Per [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.32%	5.13%
December 31, 2017	$ 382	$ 249
December 31, 2017	1,275
Peru | Banco Santander Per [Member] | Less than 90 Days [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	94	$ 249
Peru | Banco Santander Per [Member] | More than 90 Days [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	288
Peru | Banco Santander Per [Member] | Year 2 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	403
Peru | Banco Santander Per [Member] | Year 3 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	424
Peru | Banco Santander Per [Member] | Year 4 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 448
Peru | Banco de Crdito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.68%	5.94%
December 31, 2017	$ 7,921	$ 410
December 31, 2017	20,290	2,890
Peru | Banco de Crdito [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,980	44
Peru | Banco de Crdito [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	5,941	366
Peru | Banco de Crdito [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 20,290	766
Peru | Banco de Crdito [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		812
Peru | Banco de Crdito [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		862
Peru | Banco de Crdito [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 450
Peru | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.70%	5.68%
December 31, 2017	$ 9,630	$ 7,936
December 31, 2017	21,535	28,262
Peru | Banco Scotiabank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,451	1,984
Peru | Banco Scotiabank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	7,179	5,952
Peru | Banco Scotiabank [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,571	7,935
Peru | Banco Scotiabank [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,571	$ 20,327
Peru | Banco Scotiabank [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 2,393
Peru | Banco de Crdito [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.58%
December 31, 2017	$ 2,697
December 31, 2017	6,909
Peru | Banco de Crdito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		5.30%
December 31, 2017		$ 260
Peru | Banco de Crdito [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	674
Peru | Banco de Crdito [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,023
Peru | Banco de Crdito [Member] | Year 2 | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 6,909
Peru | Banco de Crdito [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		60
Peru | Banco de Crdito [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		63
Peru | Banco de Crdito [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		67
Peru | Banco de Crdito [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 70
Peru | Banco de Crdito [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.63%	5.58%
December 31, 2017	$ 2,355	$ 2,813
December 31, 2017	3,694	10,022
Peru | Banco de Crdito [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	581	703
Peru | Banco de Crdito [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,774	2,110
Peru | Banco de Crdito [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,442	2,814
Peru | Banco de Crdito [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,252	$ 7,208
Peru | Banco Scotiabank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		3.70%
December 31, 2017		$ 9,656
December 31, 2017		31,162
Peru | Banco Scotiabank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,464
Peru | Banco Scotiabank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7,192
Peru | Banco Scotiabank [Member] | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		9,588
Peru | Banco Scotiabank [Member] | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		9,588
Peru | Banco Scotiabank [Member] | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		9,588
Peru | Banco Scotiabank [Member] | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 2,398
Peru | Banco Continental [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.97%	5.60%
December 31, 2017	$ 2,877	$ 867
December 31, 2017	7,784
Peru | Banco Continental [Member] | Less than 90 Days [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	734	432
Peru | Banco Continental [Member] | More than 90 Days [Member] | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,143	$ 435
Peru | Banco Continental [Member] | Year 2 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,991
Peru | Banco Continental [Member] | Year 3 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3,153
Peru | Banco Continental [Member] | Year 4 | Peruvian sol [Member] | Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,640
Colombia | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.48%	9.48%
December 31, 2017	$ 6	$ 8
December 31, 2017		$ 7
Colombia | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.69%
December 31, 2017		$ 440
December 31, 2017		337
Colombia | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2	2
Colombia | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		103
Colombia | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 4	6
Colombia | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		337
Colombia | Year 2 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7
Colombia | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 337
Colombia | Union Temporal Rentacol [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		10.80%
December 31, 2017		$ 50
Colombia | Union Temporal Rentacol [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 50
Colombia | Mareauto Colombia SAS [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.78%	11.78%
December 31, 2017	$ 834	$ 120
December 31, 2017	1,004	229
Colombia | Mareauto Colombia SAS [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	198	30
Colombia | Mareauto Colombia SAS [Member] | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	636	90
Colombia | Mareauto Colombia SAS [Member] | Year 2 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,004	129
Colombia | Mareauto Colombia SAS [Member] | Year 3 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 100
Colombia | Banco Corpbanca [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		7.36%
December 31, 2017		$ 16
Colombia | Banco Corpbanca [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		7
Colombia | Banco Corpbanca [Member] | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 9
Colombia | Consorcio Empresarial [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		7.08%
December 31, 2017		$ 295
Colombia | Consorcio Empresarial [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		7.08%
December 31, 2017		$ 15
Colombia | Consorcio Empresarial [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		97
Colombia | Consorcio Empresarial [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		5
Colombia | Consorcio Empresarial [Member] | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		198
Colombia | Consorcio Empresarial [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 10
Colombia | Equirent S.A. [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.54%	9.54%
December 31, 2017	$ 41	$ 41
December 31, 2017	30	77
Colombia | Equirent S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10	10
Colombia | Equirent S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	31	31
Colombia | Equirent S.A. [Member] | Year 2 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 30	45
Colombia | Equirent S.A. [Member] | Year 3 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 32
Colombia | Transportes Especializados JR [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.69%	7.70%
December 31, 2017	$ 349	$ 265
December 31, 2017		268
Colombia | Transportes Especializados JR [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	112	66
Colombia | Transportes Especializados JR [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 237	199
Colombia | Transportes Especializados JR [Member] | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		252
Colombia | Transportes Especializados JR [Member] | Year 3 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 16
Colombia | Transportes Especializados Aliados S.A.S. [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.50%
December 31, 2017	$ 203
December 31, 2017	565
Colombia | Transportes Especializados Aliados S.A.S. [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	62
Colombia | Transportes Especializados Aliados S.A.S. [Member] | More than 90 Days [Member] | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	141
Colombia | Transportes Especializados Aliados S.A.S. [Member] | Year 2 | Colombian peso [Member] | Codensa [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 565
Colombia | Consorcio Empresarial [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.78%
December 31, 2017		$ 52
December 31, 2017		84
Colombia | Consorcio Empresarial [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		13
Colombia | Consorcio Empresarial [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		39
Colombia | Consorcio Empresarial [Member] | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		52
Colombia | Consorcio Empresarial [Member] | Year 3 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 32
Colombia | Mareauto Colombia SAS [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.78%	8.40%
December 31, 2017	$ 78	$ 7
December 31, 2017	39
Colombia | Mareauto Colombia SAS [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	19	2
Colombia | Mareauto Colombia SAS [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	59	$ 5
Colombia | Mareauto Colombia SAS [Member] | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 39
Colombia | Banco Corpbanca [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		3.63%
December 31, 2017		$ 3,407
December 31, 2017		4,247
Colombia | Banco Corpbanca [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		1,362
Colombia | Banco Corpbanca [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,045
Colombia | Banco Corpbanca [Member] | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,807
Colombia | Banco Corpbanca [Member] | Year 3 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		$ 1,440
Colombia | Equirent S.A. [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.70%	2.75%
December 31, 2017	$ 232
December 31, 2017	14
Colombia | Equirent S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	56
Colombia | Equirent S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	176
Colombia | Equirent S.A. [Member] | Year 2 | Colombian peso [Member] | Emgesa S.A. E.S.P.
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 14
Brazil | AGAGUS [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	30.85%
December 31, 2017	$ 775
December 31, 2017	632
Brazil | AGAGUS [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	191
Brazil | AGAGUS [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	584
Brazil | AGAGUS [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	384
Brazil | AGAGUS [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	223
Brazil | AGAGUS [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 25
Brazil | JSL 1 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	25.21%
December 31, 2017	$ 2,768
December 31, 2017	4,669
Brazil | JSL 1 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	642
Brazil | JSL 1 [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,126
Brazil | JSL 1 [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,468
Brazil | JSL 1 [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,052
Brazil | JSL 1 [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	281
Brazil | JSL 1 [Member] | Year 5 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	365
Brazil | JSL 1 [Member] | More than five years | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 1,503
Brazil | JSL 2 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	28.64%
December 31, 2017	$ 974
December 31, 2017	1,335
Brazil | JSL 2 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	225
Brazil | JSL 2 [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	749
Brazil | JSL 2 [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	701
Brazil | JSL 2 [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	203
Brazil | JSL 2 [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	123
Brazil | JSL 2 [Member] | Year 5 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	166
Brazil | JSL 2 [Member] | More than five years | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 142
Brazil | JSL 3 [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	17.96%
December 31, 2017	$ 133
December 31, 2017	79
Brazil | JSL 3 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	31
Brazil | JSL 3 [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	102
Brazil | JSL 3 [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 79
Brazil | MAESTRO [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	19.50%
December 31, 2017	$ 681
December 31, 2017	1,492
Brazil | MAESTRO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	162
Brazil | MAESTRO [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	519
Brazil | MAESTRO [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	450
Brazil | MAESTRO [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	515
Brazil | MAESTRO [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 527
Brazil | DHL [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.39%
December 31, 2017	$ 486
December 31, 2017	1,388
Brazil | DHL [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	116
Brazil | DHL [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	370
Brazil | DHL [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	292
Brazil | DHL [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	331
Brazil | DHL [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	376
Brazil | DHL [Member] | Year 5 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 389
Brazil | Arval [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	24.90%
December 31, 2017	$ 1,065
December 31, 2017	144
Brazil | Arval [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	429
Brazil | Arval [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	636
Brazil | Arval [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	132
Brazil | Arval [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	$ 12
Brazil | Vamos [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.39%
December 31, 2017	$ 1,067
December 31, 2017	2,321
Brazil | Vamos [Member] | Less than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	259
Brazil | Vamos [Member] | More than 90 Days [Member] | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	808
Brazil | Vamos [Member] | Year 2 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	842
Brazil | Vamos [Member] | Year 3 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	912
Brazil | Vamos [Member] | Year 4 | Brazilian Reals [Member] | Enel Distribucion Sao Paulo S.A
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	567
Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	92,181	$ 83,461
Undiscounted Cash Flow | Year 2
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	42,010	31,435
December 31, 2017	54,652	28,342
Undiscounted Cash Flow | Year 3
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	22,426	41,232
Undiscounted Cash Flow | Year 4
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	10,233	10,936
Undiscounted Cash Flow | Year 5
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,868	2,951
Undiscounted Cash Flow | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,002
Undiscounted Cash Flow | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	28,784	14,248
Undiscounted Cash Flow | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	47,322	68,119
Undiscounted Cash Flow | Peru | Year 2 | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	7,692	5,197
December 31, 2017	14,398	4,325
Undiscounted Cash Flow | Peru | Year 2 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	22,695	24,667
December 31, 2017	33,725	23,097
Undiscounted Cash Flow | Peru | Year 3 | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	7,223	8,393
Undiscounted Cash Flow | Peru | Year 3 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	11,180	32,665
Undiscounted Cash Flow | Peru | Year 4 | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	5,492	998
Undiscounted Cash Flow | Peru | Year 4 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,417	9,938
Undiscounted Cash Flow | Peru | Year 5 | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,671	532
Undiscounted Cash Flow | Peru | Year 5 | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017		2,419
Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,184	1,094
Undiscounted Cash Flow | Colombia | Year 2 | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,842	1,571
December 31, 2017	1,086	920
Undiscounted Cash Flow | Colombia | Year 3 | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	98	174
Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	14,891
Undiscounted Cash Flow | Brazil | Year 2 | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	9,781
December 31, 2017	5,443
Undiscounted Cash Flow | Brazil | Year 3 | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	3,925
Undiscounted Cash Flow | Brazil | Year 4 | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,324
Undiscounted Cash Flow | Brazil | Year 5 | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	1,197
Undiscounted Cash Flow | Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
December 31, 2017	2,002
Level 2 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	23,584
Level 2 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	2,371,635
Level 1 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		$ 49,345
Level 1 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	$ 105,386